Other Accrued Liabilities Other Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities
Other accrued liabilities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Accrued taxes and surcharges	$33,016	$32,352
Accrued communications costs	39,174	32,486
Accrued interest	11,066	25,589
Amounts due to customers	15,913	17,451
Facility exit and restructuring liabilities	3,211	3,865
Other	27,192	31,771
Total other accrued liabilities	$129,572	$143,514